Fees Summary	Jan. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,313,620.00
Previously Paid Amount	0.00
Total Fee Amount	1,885.22
Total Offset Amount	0.00
Net Fee	1,885.22
Narrative - Max Aggregate Offering Price	$ 12,313,620.00
Final Prospectus	true